Vanguard Baillie Gifford Global Positive Impact Stock Fund Expense Example - Retail Prospectus [Member] - Vanguard Baillie Gifford Global Positive Impact Stock Fund - Investor Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738